Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for trade accounts and other receivables	$ 6	$ 9
Stockholders’ equity:
Common stock, shares authorized	1,470	1,470
Common stock, par value per share	$ 1	$ 1
Common Stock, shares issued	1,247	1,245
Treasury stock, shares of common stock	35	35